Note 5 - Acquisition-related Items	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]
5.	Acquisition-related items

Acquisition-related expense comprises the following:

	2019	2018

Transaction costs	$5,725	$11,747
Contingent consideration fair value adjustments	10,849	1,675
Contingent consideration compensation expense	11,958	8,553
	$28,532	$21,975

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding four
years.